Post-employment Benefit - Summary of Amounts Arising from the Defined Benefit Obligation Recognized (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	$ 2,513,060	$ 2,550,824
Fair value of plan assets	(1,159,337)	(1,177,592)
Net defined benefit liability	$ 1,353,723	$ 1,373,232	$ 1,207,310	$ 1,033,739